Condensed combined consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2015	Dec. 31, 2014
Common Unitholders Public
Common unitholders units issued	46,024,054	46,000,000
Common unitholders units outstanding	46,024,054	46,000,000
Common Unitholder Antero
Common unitholders units issued	29,940,957	29,940,957
Common unitholders units outstanding	29,940,957	29,940,957
Subordinated Unitholder Antero
Common unitholders units issued	75,940,957	75,940,957
Common unitholders units outstanding	75,940,957	75,940,957